Appendix 4 Additional Information on Financial Debt - Summary of Financial Lease Obligation by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities current	$ 1,799,788	$ 1,840,367
Financial liabilities non-current	$ 12,809,126	$ 15,909,280
Chile [Member]
Disclosure of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.00%
U.S. Dollar [Member] | Chile [Member]
Disclosure of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.90%	6.90%
Undiscounted Cash Flow [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities current	$ 2,737,680	$ 2,934,833
Financial liabilities non-current	15,328,706	19,481,431
Undiscounted Cash Flow [Member] | One to Two Years [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities non-current	2,728,693	2,931,533
Undiscounted Cash Flow [Member] | Two to Three Years [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities non-current	2,719,123	2,928,019
Undiscounted Cash Flow [Member] | Three to Four Years [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities non-current	2,708,931	2,924,276
Undiscounted Cash Flow [Member] | Four to Five Years [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities non-current	2,698,076	2,920,289
Undiscounted Cash Flow [Member] | Over five years [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities non-current	4,473,883	7,777,314
Undiscounted Cash Flow [Member] | Less Than Three Months [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities current	685,232	734,006
Undiscounted Cash Flow [Member] | More than 90 Days [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities current	$ 2,052,448	$ 2,200,827
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.90%	6.90%
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member] | Transelec S.A [Member]
Disclosure of Financial Lease Obligations [Line Items]
Taxpayer ID No.	76.555.400-4
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure of Financial Lease Obligations [Line Items]
Taxpayer ID No.		91.081.000-6
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | U.S. Dollar [Member] | Chile [Member] | Transelec S.A [Member]
Disclosure of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.50%	6.50%
Financial liabilities current	$ 2,737,680	$ 2,934,833
Financial liabilities non-current	15,328,706	19,481,431
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | U.S. Dollar [Member] | Chile [Member] | Transelec S.A [Member] | One to Two Years [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities non-current	2,728,693	2,931,533
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | U.S. Dollar [Member] | Chile [Member] | Transelec S.A [Member] | Two to Three Years [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities non-current	2,719,123	2,928,019
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | U.S. Dollar [Member] | Chile [Member] | Transelec S.A [Member] | Three to Four Years [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities non-current	2,708,931	2,924,276
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | U.S. Dollar [Member] | Chile [Member] | Transelec S.A [Member] | Four to Five Years [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities non-current	2,698,076	2,920,289
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | U.S. Dollar [Member] | Chile [Member] | Transelec S.A [Member] | Over five years [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities non-current	4,473,883	7,777,314
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | U.S. Dollar [Member] | Chile [Member] | Transelec S.A [Member] | Less Than Three Months [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities current	685,232	734,006
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | U.S. Dollar [Member] | Chile [Member] | Transelec S.A [Member] | More than 90 Days [Member]
Disclosure of Financial Lease Obligations [Line Items]
Financial liabilities current	$ 2,052,448	$ 2,200,827